SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	6,923,000	5,987,800
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 3.74	$ 3.96
Number of share options granted in share-based payment arrangement | shares	2,490,000	1,759,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.22	$ 3.22
Number of share options exercised in share-based payment arrangement | shares	(2,452,000)	(170,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 3.71	$ 2.65
Number of share options forfeited in share-based payment arrangement | shares	(982,700)	(653,800)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 2.73	$ 4.58
Number of share options outstanding in share-based payment arrangement at end of period | shares	5,978,300	6,923,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 3.29	$ 3.74
Number of share options exercisable in share-based payment arrangement | shares	4,174,700	5,614,300
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 3.67	$ 3.84